Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity	The following table summarizes the Company’s stock option activity under the 2017 Plan during the year ended December 31, 2023:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	22,997,639	$0.34	7.94	$362
Granted	3,221,672	0.52	—
Exercised	(333,619)	0.32	—
Cancelled	(2,720,299)	0.35	—

Outstanding at December 31, 2023	23,165,393	$0.36	6.87	$10,712

Exercisable at December 31, 2023	12,899,524	$0.33	5.36	$6,299

Schedule of stock options granted
The underlying assumptions used to value stock options granted using the Black-Scholes option-pricing model during the years ended December 31, 2023 and 2022 were as follows:

Year Ended December 31,
	2023	2022
Risk-free interest rate range	3.59% – 4.67%	1.74% – 3.90%
Expected dividend rate	—	—
Expected term (years) range	5.08 – 6.12	5.94 – 6.11
Expected stock price volatility range	88.9% – 94.0%	85.9% – 88.9%

Summary of stock based compensation expense
The Company recorded stock-based compensation expense in the following expense categories of its statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$500	$447
General and administrative	929	791

Total stock-based compensation expense	$1,429	$1,238